Allowance for expected credit losses - Schedule of impairment allowances (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	£ (584,365)	£ (578,584)
Loans and advances to customers
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	(441,907)	(433,124)
Loans and advances to customers | Stage 1 and 2 | 12-month expected credit losses
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	(386,787)	(367,974)
Loans and advances to customers | Stage 1 and 2 | Lifetime expected credit losses
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	(43,499)	(51,511)
Loans and advances to customers | Stage 3 £m | Lifetime expected credit losses
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	(5,601)	(5,998)
Loans and advances to customers | POCI £m | Lifetime expected credit losses
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	(6,020)	(7,641)
Accumulated impairment
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	3,453	4,021
Accumulated impairment | Financial assets at amortised cost
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	3,188	3,707
Accumulated impairment | Financial assets at fair value through other comprehensive income
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	4	7
Accumulated impairment | Stage 1 and 2 | 12-month expected credit losses
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	872	1,051
Accumulated impairment | Stage 1 and 2 | 12-month expected credit losses | Financial assets at amortised cost
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	734	898
Accumulated impairment | Stage 1 and 2 | 12-month expected credit losses | Financial assets at fair value through other comprehensive income
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	4	7
Accumulated impairment | Stage 1 and 2 | Lifetime expected credit losses
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	1,284	1,621
Accumulated impairment | Stage 1 and 2 | Lifetime expected credit losses | Financial assets at amortised cost
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	1,159	1,462
Accumulated impairment | Stage 1 and 2 | Lifetime expected credit losses | Financial assets at fair value through other comprehensive income
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	0	0
Accumulated impairment | Stage 3 £m | Lifetime expected credit losses
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	1,110	1,136
Accumulated impairment | Stage 3 £m | Lifetime expected credit losses | Financial assets at amortised cost
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	1,108	1,134
Accumulated impairment | Stage 3 £m | Lifetime expected credit losses | Financial assets at fair value through other comprehensive income
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	0	0
Accumulated impairment | POCI £m | Lifetime expected credit losses
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	187	213
Accumulated impairment | POCI £m | Lifetime expected credit losses | Financial assets at amortised cost
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	187	213
Accumulated impairment | POCI £m | Lifetime expected credit losses | Financial assets at fair value through other comprehensive income
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	0	0
Accumulated impairment | Loans and advances to banks
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	1	6
Accumulated impairment | Loans and advances to banks | Stage 1 and 2 | 12-month expected credit losses
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	1	6
Accumulated impairment | Loans and advances to banks | Stage 1 and 2 | Lifetime expected credit losses
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	0	0
Accumulated impairment | Loans and advances to banks | Stage 3 £m | Lifetime expected credit losses
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	0	0
Accumulated impairment | Loans and advances to banks | POCI £m | Lifetime expected credit losses
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	0	0
Accumulated impairment | Loans and advances to customers
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	3,183	3,693	£ 4,475
Accumulated impairment | Loans and advances to customers | Stage 1 and 2 | 12-month expected credit losses
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	730	885	678
Accumulated impairment | Loans and advances to customers | Stage 1 and 2 | Lifetime expected credit losses
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	1,159	1,462	1,792
Accumulated impairment | Loans and advances to customers | Stage 3 £m | Lifetime expected credit losses
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	1,107	1,133	1,752
Accumulated impairment | Loans and advances to customers | POCI £m | Lifetime expected credit losses
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	187	213	£ 253
Accumulated impairment | Debt securities
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	4	8
Accumulated impairment | Debt securities | Stage 1 and 2 | 12-month expected credit losses
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	3	7
Accumulated impairment | Debt securities | Stage 1 and 2 | Lifetime expected credit losses
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	0	0
Accumulated impairment | Debt securities | Stage 3 £m | Lifetime expected credit losses
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	1	1
Accumulated impairment | Debt securities | POCI £m | Lifetime expected credit losses
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	0	0
Accumulated impairment | Provisions in relation to loan commitments and financial guarantees
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	265	314
Accumulated impairment | Provisions in relation to loan commitments and financial guarantees | Stage 1 and 2 | 12-month expected credit losses
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	138	153
Accumulated impairment | Provisions in relation to loan commitments and financial guarantees | Stage 1 and 2 | Lifetime expected credit losses
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	125	159
Accumulated impairment | Provisions in relation to loan commitments and financial guarantees | Stage 3 £m | Lifetime expected credit losses
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	2	2
Accumulated impairment | Provisions in relation to loan commitments and financial guarantees | POCI £m | Lifetime expected credit losses
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	£ 0	£ 0